Trade and other payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables	$ 2,999,512	$ 2,529,751
VAT payable	61,464	852,479
Accrued expenses	1,754,583	4,953,234
Trade and other payables	$ 4,815,559	$ 8,335,464